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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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  1.      Name and address of issuer:

          The Galaxy VIP Fund
          4400 Computer Drive
          Westborough, Massachusetts  01581

  2.      Name of each series or class of funds for which this notice is filed:

          Money Market Fund                 (Class A Shares of beneficial interest)
          Equity Fund                       (Class B Shares of beneficial interest)
          Asset Allocation Fund             (Class C Shares of beneficial interest)
          High Quality Bond Fund            (Class D Shares of beneficial interest)

  3.      Investment Company Act File Number:        811-6726

          Securities Act File Number:       33-49290

  4.      Last day of fiscal year for which this notice is filed:     December 31, 1996

  5.      Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                                                                                [ ]

  6.      Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):


  7.      Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.


  8.      Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
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  9.      Number and aggregate sale price of securities sold during the fiscal year:  *


  10.     Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule
          24f-2: *


  11.     Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): *


  12.     Calculation of registration fee:

          (i)      Aggregate sale price of securities sold during the fiscal              *
                   year in reliance on Rule 24f-2 (from Item 10):


          (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):


          (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):**

          (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):

          (v)      Net aggregate price of securities sold and issued during
                   the fiscal year in reliance on Rule 24f-2 [line (i), plus
                   line (ii), less line (iii), plus line (iv)] (if applicable):                   *

          (vi)     Multiplier prescribed by Section 6(b) of the Securities Act                 x
                   of 1933 or other applicable law or regulation (see Instruction               -----
                   C.6):

          (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                        *
                                                                                               ======
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  Instruction:     Issuers should complete lines (ii), (iii), (iv), and (v)
                   only if the form is being filed within 60 days after the
                   close of the issuer's fiscal year.  See Instruction C.3.


  ---------------

  * All shares were sold or issued to an unmanaged separate account that offers interests therein that are registered under the Securities Act of 1933 and on which a filing fee has been or will be paid.





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  13.     Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the
          Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                                                                                [ ]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                             SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)++         /s/ Neil Forrest
                                            --------------------------------------------------------
                                             Vice President and Assistant Treasurer
                                            --------------------------------------------------------

          Date  2/25/97
              ----------------------
          ++Please print the name and title of the signing officer below the signature.
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                               February 25, 1997



The Galaxy VIP Fund
4400 Computer Drive
Westborough, MA  01581


        Re:  Form 24F-2 For The Galaxy VIP Fund;
             Registration No. 33-49290
             -----------------------------------

Ladies and Gentlemen:

        We have acted as counsel for The Galaxy VIP Fund, a Massachusetts business trust (the "Trust"), in connection with the registration under the Securities Act of 1933 of units of beneficial interest (the "Shares") in its Money Market Fund, Equity Fund, Asset Allocation Fund, and High Quality Bond Fund, made definite in number by the Form 24F-2 which this opinion accompanies. The Trust is authorized to issue an unlimited number of units of beneficial interest of each of its portfolios.

        During the fiscal year ended December 31, 1996, all of the Shares were classified among the portfolios identified above.

        We have reviewed the Trust's Declaration of Trust, its Code of Regulations, resolutions adopted by its Board of Trustees and holders of its Shares, and such other legal and factual matters as we have deemed appropriate, and we have relied on the accuracy of the information in the Form 24F-2 which this opinion accompanies. Insofar as our opinion below relates to matters pertaining to Massachusetts law, we have relied upon the opinion of Ropes & Gray, special Massachusetts counsel to the Trust.

        This opinion is based exclusively on the law of the Commonwealth of Massachusetts and the federal law of the United States of America.

        Based on the foregoing, we are of the opinion that the Shares were, when issued against payment therefor as described in





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The Galaxy VIP Fund
February 25, 1997
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the Trust's prospectus, validly issued, fully paid and non-assessable by the
Trust.

        We note that under certain circumstances, the shareholders of a Massachusetts business trust may be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that such trust's assets are insufficient for that purpose. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, order or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or any class of shares of beneficial interest of the Trust. The Declaration of Trust provides for indemnification out of the assets of the particular class of shares for all loss and expense of any shareholder of that class held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which that class of shares itself would be unable to meet its obligations.

        We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Form 24F-2.


                                                  Very truly yours,

                                                  /s/ Drinker Biddle & Reath

                                                  DRINKER BIDDLE & REATH